RIGHT-OF-USE ASSETS- Summary of Right of Use Assets Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	$ 3,432	$ 3,393
Land
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	2,211	2,533
Buildings
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	935	690
Motor vehicle and other asset
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	134	135
Office equipment
Disclosure of detailed information about Right-of-use assets [Line Items]
Right of use assets	$ 152	$ 35